Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net income	€ 1,197,031	€ 1,033,956
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,203,993	1,158,662
Change in deferred taxes, net	14,420	30,240
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(45,542)	(101,109)
Compensation expense related to share-based plans		2,203
Income from equity method investees	(48,487)	(63,058)
Interest expense, net	283,851	326,927
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables	1,703	(85,162)
Inventories	(313,517)	(168,963)
Other current and non-current assets	(49,603)	(73,579)
Accounts receivable from related parties	16,870	67,236
Accounts payable to related parties	17,371	95,040
Accounts payable, provisions and other current and non-current liabilities	1,469,513	(128,730)
Income tax payable	223,852	353,058
Cash inflow (outflow) from hedging		(12,697)
Received dividends from investments in equity method investees	89,204	43,472
Paid interest	(308,906)	(370,921)
Received interest	27,469	35,291
Paid income taxes	(130,251)	(345,624)
Net cash provided by (used in) operating activities	3,648,971	1,796,242
Investing activities
Purchases of property, plant and equipment	(745,609)	(787,778)
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(155,181)	(2,014,264)
Investments in debt securities	(30,146)	(9,874)
Proceeds from sale of property, plant and equipment	10,125	10,896
Proceeds from divestitures	12,735	43,488
Proceeds from sale of debt securities	27,482	12,337
Net cash provided by (used in) investing activities	(880,594)	(2,745,195)
Financing activities
Proceeds from short-term debt	211,411	611,089
Repayments of short-term debt	(1,058,160)	(255,604)
Proceeds from short-term debt from related parties	581,711	281,200
Repayments of short-term debt from related parties	(517,600)	(112,200)
Proceeds from long-term debt	2,109,272	1,589,844
Repayments of long-term debt	(1,540,548)	(1,588,516)
Repayments of lease liabilities	(513,000)	(494,284)
Repayments of lease liabilities from related parties	(15,023)	(12,309)
Increase (decrease) of accounts receivable facility	(379,545)	649,018
Proceeds from exercise of stock options	10,466	11,629
Purchase of treasury stock	(365,988)	(464,457)
Dividends paid	(351,170)	(354,636)
Distributions to noncontrolling interests	(288,256)	(203,869)
Contributions from noncontrolling interests	20,991	40,805
Net cash provided by (used in) financing activities	(2,095,439)	(302,290)
Effect of exchange rate changes on cash and cash equivalents	(82,002)	70,665
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	590,936	(1,180,578)
Cash and cash equivalents at beginning of period	1,007,723	2,145,632
Cash and cash equivalents at end of period	€ 1,598,659	€ 965,054